Subsequent Events (Details Narrative) - USD ($)	May 13, 2021	Jan. 02, 2021	Apr. 30, 2021	Apr. 07, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value						$ 0.001	$ 0.001
Common stock, shares authorized						50,000,000	50,000,000
Preferred stock, shares					0	0
Preferred stock, par value					$ 0.001	$ 0.001
Subsequent Event [Member]
Common Stock Split	(40,000)-for-one
Common stock dividend	3,999,900
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares authorized			50,000,000	50,000,000
Preferred stock, shares			10,000,000	10,000,000
Preferred stock, par value			$ 0.001	$ 0.001
Chief Executive Officer [Member]
Monthly rent		$ 30,000